Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current		$ 27,439	$ 74,168
Deferred		(48,228)	(27,680)
Provision (benefit) for income taxes		$ (20,789)	$ 46,488